UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-04282

Name of Fund:  BlackRock Natural Resources Trust

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Natural             Resources Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 07/31/2016

Date of reporting period: 10/31/2015

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals — 1.9%
E.I. du Pont de Nemours & Co.	61,900	$3,924,460
Praxair, Inc.	20,900	2,321,781

		6,246,241
Diversified Financial Services — 0.3%
Sprott Physical Silver Trust (a)	187,400	1,126,274
Energy Equipment & Services — 11.8%
Cameron International Corp. (a)	126,900	8,630,469
Dril-Quip, Inc. (a)	71,800	4,420,008
Halliburton Co.	241,200	9,257,256
National Oilwell Varco, Inc.	63,701	2,397,706
Rowan Cos. PLC, Class A	74,500	1,466,160
Schlumberger Ltd.	153,215	11,975,284
Seahawk Drilling, Inc.	4,713	6,033
Weatherford International PLC (a)	95,752	980,500

		39,133,416
Integrated Oil & Gas — 16.4%
Chevron Corp.	139,291	12,658,766
ConocoPhillips	68,175	3,637,136
Exxon Mobil Corp.	231,090	19,120,387
Hess Corp.	117,600	6,610,296
Marathon Oil Corp.	194,300	3,571,234
Murphy Oil Corp.	58,700	1,668,841
Total SA — ADR	148,872	7,180,097

		54,446,757
Metals & Mining — 5.9%
BHP Billiton Ltd.	147,076	2,412,155
Eldorado Gold Corp.	460,500	1,609,426
First Quantum Minerals Ltd.	267,211	1,426,379
Franco-Nevada Corp.	75,000	3,803,915
Goldcorp, Inc.	215,382	2,755,690
HudBay Minerals, Inc.	159,100	826,162
Newcrest Mining Ltd. (a)	162,575	1,416,232
Newmont Mining Corp.	35,400	688,884
Southern Copper Corp.	152,354	4,229,347
Vale SA — ADR (b)	143,300	624,788

		19,792,978
Oil & Gas Drilling — 1.6%
Helmerich & Payne, Inc.	97,100	5,463,817
Oil & Gas Equipment & Services — 3.4%
Baker Hughes, Inc.	93,580	4,929,794
FMC Technologies, Inc. (a)	193,000	6,529,190

		11,458,984
Oil & Gas Exploration & Production — 25.3%
Anadarko Petroleum Corp.	161,200	10,781,056
Antero Resources Corp. (a)(b)	29,100	685,887
Apache Corp.	123,712	5,830,547

Common Stocks	Shares	Value
Oil & Gas Exploration & Production (continued)
Cabot Oil & Gas Corp.	407,471	$8,846,195
Cimarex Energy Co.	57,461	6,783,846
Concho Resources, Inc. (a)	23,100	2,677,521
Devon Energy Corp.	227,514	9,539,662
Kosmos Energy Ltd. (a)	195,700	1,334,674
Newfield Exploration Co. (a)	84,157	3,382,270
Noble Energy, Inc.	169,501	6,074,916
Occidental Petroleum Corp.	173,200	12,910,328
Pioneer Natural Resources Co.	71,068	9,746,265
Range Resources Corp.	157,400	4,791,256
Southwestern Energy Co. (a)	60,600	669,024

		84,053,447
Oil & Gas Producers — 0.5%
Whiting Petroleum Corp. (a)	107,400	1,850,502
Oil, Gas & Consumable Fuels — 25.5%
Canadian Natural Resources Ltd.	267,500	6,202,661
Carrizo Oil & Gas, Inc. (a)	92,561	3,483,070
Cenovus Energy, Inc.	139,922	2,084,491
CNOOC Ltd. — ADR	13,300	1,511,944
CONSOL Energy, Inc.	68,800	458,208
Crew Energy, Inc. (a)	278,300	947,106
Encana Corp.	76,322	580,762
EOG Resources, Inc.	312,780	26,852,163
EQT Corp.	118,400	7,822,688
Husky Energy, Inc.	87,100	1,177,009
Marathon Petroleum Corp.	199,800	10,349,640
MEG Energy Corp. (a)	49,400	411,037
Murphy USA, Inc. (a)	32,675	2,005,265
Paramount Resources Ltd., Class A (a)(b)	24,100	243,838
Phillips 66	68,737	6,121,030
Suncor Energy, Inc.	446,267	13,279,480
Surge Energy, Inc.	272,700	613,137
Uranium Energy Corp. (a)	261,724	293,131
VAALCO Energy, Inc. (a)	205,400	377,936

		84,814,596
Refining, Marketing & Transport — 2.4%
Valero Energy Corp.	119,839	7,899,787
Utilities — 0.6%
Williams Cos., Inc.	48,500	1,912,840
Total Long-Term Investments (Cost — $179,037,719) — 95.6%		318,199,639

BLACKROCK NATURAL RESOURCES TRUST	OCTOBER 31, 2015	1

Schedule of Investments (continued)	BlackRock Natural Resources Trust

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(d)	15,345,516	$15,345,516

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.25% (c)(d)(e)	$1,309	1,309,433
Total Short-Term Securities (Cost — $16,654,949) — 5.0%		16,654,949

Value
Total Investments (Cost — $195,692,668*) — 100.6%	$334,854,588
Liabilities in Excess of Other Assets — (0.6)%	(2,096,914)

Net Assets — 100.0%	$332,757,674

*	As of October 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$198,164,649

Gross unrealized appreciation	$153,598,657
Gross unrealized depreciation	(16,908,718)

Net unrealized appreciation	$136,689,939

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2015	Net Activity	Shares/Beneficial Interest Held at October 31, 2015	Income
BlackRock Liquidity Funds,TempFund, Institutional Class	23,865,097	(8,519,581)	15,345,516	$5,771
BlackRock Liquidity Series, LLC, Money Market Series	—	$1,309,433	$1,309,433	8,067	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents the current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviation

ADR	American Depositary Receipts

2	BLACKROCK NATURAL RESOURCES TRUST	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Natural Resources Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Chemicals	$6,246,241	—	—	$6,246,241
Diversified Financial Services	1,126,274	—	—	1,126,274
Energy Equipment & Services	39,127,383	$6,033	—	39,133,416
Integrated Oil & Gas	54,446,757	—	—	54,446,757
Metals & Mining	15,964,591	3,828,387	—	19,792,978
Oil & Gas Drilling	5,463,817	—	—	5,463,817
Oil & Gas Equipment & Services	11,458,984	—	—	11,458,984
Oil & Gas Exploration & Production	84,053,447	—	—	84,053,447
Oil & Gas Producers	1,850,502	—	—	1,850,502
Oil, Gas & Consumable Fuels	84,521,465	293,131	—	84,814,596
Refining, Marketing & Transport	7,899,787	—	—	7,899,787
Utilities	1,912,840	—	—	1,912,840
Short-Term Securities	15,345,516	1,309,433	—	16,654,949

Total	$329,417,604	$5,436,984	—	$334,854,588

BLACKROCK NATURAL RESOURCES TRUST	OCTOBER 31, 2015	3

Schedule of Investments (concluded)	BlackRock Natural Resources Trust

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,099	—	—	$1,099
Liabilities:
Collateral on securities loaned at value	—	$(1,309,433)	—	(1,309,433)

Total	$1,099	$(1,309,433)	—	$(1,308,334)

During the period ended October 31, 2015, there were no transfers between levels.

4	BLACKROCK NATURAL RESOURCES TRUST	OCTOBER 31, 2015

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Natural Resources Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Natural Resources Trust

Date:	December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Natural Resources Trust

Date:	December 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Natural Resources Trust

Date:	December 22, 2015